Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events
Subsequent Events

15. Subsequent Events

As described in Note 1, the Company completed the Business Combination on December 9, 2020.

Management has evaluated subsequent events occurring through December 11, 2020, the date that these condensed consolidated financial statements were available to be issued and determined that no additional subsequent events occurred that would require recognition or disclosure in these condensed consolidated financial statements other than those in this note.